FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Change in exchange rate risk	10.00%
Increase decrease in other comprehensive loss	$ 198,000